Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000020141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Trust
Account Value	$ 12,465,989	$ 12,465,989	$ 12,465,989	$ 11,688,023	$ 11,281,097	$ 12,338,034	$ 12,578,994	$ 12,263,255	$ 10,917,710	$ 10,583,517	$ 10,417,469	$ 10,235,477	$ 10,000,000
Average Annual Return, Percent	6.66%	0.33%	2.23%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613,236	$ 11,613,236	$ 11,613,236	$ 10,975,739	$ 10,622,315	$ 11,766,212	$ 12,085,783	$ 11,920,852	$ 10,673,857	$ 10,345,914	$ 10,293,918	$ 10,150,269	$ 10,000,000
Average Annual Return, Percent	5.81%	(0.52%)	1.51%